Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member] $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	8,397,378	10,199,595
Granted	6,406,210	4,472,510
Vested	(3,602,134)	(3,935,186)
Forfeited	(2,555,038)	(2,339,541)
Outstanding, end of year	8,646,416	8,397,378
Outstanding units - liability method	28,832	730,297
Outstanding units - equity method	8,617,584	7,667,081
Current liability (1)		$ 1
Non-current liability	$ 0	$ 0